ASTON/MONTAG & CALDWELL GROWTH FUND
ASTON/Montag & Caldwell Growth Fund
INVESTMENT OBJECTIVES
The Fund seeks long-term capital appreciation and,
secondarily, current income, by investing primarily in common stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/MONTAG & CALDWELL GROWTH FUND	Class N Shares	Class I Shares	Class R Shares
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.05%	0.80%	1.30%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example ASTON/MONTAG & CALDWELL GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	107	334	579	1,283
Class I Shares	82	255	444	990
Class R Shares	132	412	713	1,568

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.57%.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established, large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:
  Have a strong history of earnings growth
  Be attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
  Have strong balance sheets
  Have a sustainable competitive advantage
  Be currently, or have the potential to become, industry leaders
  Have the potential to outperform during market downturns
The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.
PRINCIPAL RISKS
You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Security Risk. Convertible preferred securities, which are convertible into shares of the issuer’s common stock and also bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the prices of these convertible securities normally will fall as interest rates rise. Conversely, as rates fall, the prices of these convertible securities will rise.

The value of a convertible security is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the conversion features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.
FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to 12b-1 fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter:	06/09	14.92%
Worst quarter:	12/08	(20.35)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Return (For the periods ended December 31, 2013)
Average Annual Total Returns ASTON/MONTAG & CALDWELL GROWTH FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class N Shares	27.29%	15.77%	7.23%	9.40%	Nov. 02, 1994
Class N Shares Return After Taxes on Distributions	25.15%	14.80%	6.46%	8.72%	Nov. 02, 1994
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	17.19%	12.90%	5.96%	8.14%	Nov. 02, 1994
Class I Shares	27.59%	16.06%	7.51%	7.85%	Jun. 28, 1996
Class R Shares	27.02%	15.48%	6.98%	7.85%	Dec. 31, 2002
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, computed from June 30, 1996, is 6.97%. Index return for Class R shares, since inception, computed from December 31, 2002, is 9.66%.)	33.48%	20.39%	7.83%	8.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.